UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2006

Check here if Amendment	 [   ]; Amendment Number: ______
This Amendment (Check only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer, Alternate Compliance Officer
Phone:   	416.932.6337

Signature, Place, and Date of Signing:

_________________  	Toronto, Ontario, Canada	October 17, 2006
[Signature] 		[City, State] 		  	[Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 		Name
28-__________________		__________________________________________
[Repeat as necessary.]







<table><cAPTION>                                Beutel, Goodman & Company Ltd.
                                               Form 13F Information Table
           30-Sep-06

                                               Total     Shares     InvestmentOther    Voting Authority
Name of Issuer      Title of Class    CUSIP    (x $1000)            DiscretionMgrs.     SoleShared  None
Alcan Inc.          Common         013716105      102,934  2,576,927        Sole    2,125,227        451,700
Bank of Montreal    Common         063671101      233,152  3,846,662        Sole    3,058,599        788,063
Bank of  Nova ScotiaCommon         064149107      147,555  3,425,639        Sole    2,629,447        796,192
Barrick Gold Corp.  Common         067901108      102,888  3,342,592        Sole    2,735,092        607,500
BCE Inc.            Common         05534B109      235,214  8,652,180        Sole    6,997,868       1,654,312
CIBC                Common         136069101      126,038  1,668,487        Sole    1,264,896        403,591
Enbridge            Common         29250N105      120,713  3,732,484        Sole    3,027,244        705,240
Great West Life Co. Common         39138C106      115,215  4,267,683        Sole    3,449,533        818,150
Magna Intl  Inc     Class A Sub Vtg559222401      120,231  1,652,415        Sole    1,349,989        302,426
Manulife Financial  Common         56501R106      371,884 11,521,173        Sole    9,348,401       2,172,772
Nexen               Common         65334H102      194,102  3,623,124        Sole    2,959,324        663,800
Open Text Corp.     Common         683715106      111,239  6,203,233        Sole    5,516,833        686,400
Petro Canada        Common         71644E102      200,453  4,967,003        Sole    3,902,219       1,064,784
Sun Life Financial iCommon         866796105      209,817  5,103,792        Sole    4,139,51         964,277
Talisman Energy Inc Common         87425E103      187,747 11,479,952        Sole    9,130,712       2,439,240
Thomson Corp        Common         884903105      204,686  5,073,036        Sole    4,185,536        887,500
Toronto Dominion BanCommon         891160509      389,079  6,533,276        Sole    5,223,755       1,309,521






						FORM 13F SUMMARY PAGE



Report Summary:  				September 30, 2006


Number of Other Included Managers:        	None


Form 13F Information Table Entry Total:         17



Form 13F Information Table Value Total:  	3,172,947     (thousands)



List of Other Included Managers:  		None



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state - NONE - and omit the column headings and list entries.]





No. Form 13F File Number Name
____ 28-__11939_____________________ ______________________________________
[Repeat as necessary.]